Summary of Employee Share Option Activity (Detail) (2010 Plan) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2014 CNY
Number of options
Outstanding, beginning balance	10,958,796
Exercised (in shares)	(1,828,910)
Forfeited	(75,768)
Outstanding, ending balance	9,054,118	10,958,796	10,958,796
Vested and expected to vest at December 31, 2014	9,054,118
Exercisable as of December 31, 2014	7,837,941
Weighted average exercise price
Outstanding, beginning balance	$ 0.31
Exercised	$ 0.26
Forfeited	$ 0.54
Outstanding, ending balance	$ 0.32	$ 0.31
Vested and expected to vest at December 31, 2014	$ 0.32
Exercisable as of December 31, 2014	$ 0.25
Weighted average remaining contractual term
Outstanding, December 31, 2014	6 years 3 months 18 days	6 years 8 months 12 days	6 years 8 months 12 days
Vested and expected to vest at December 31, 2014	6 years 3 months 18 days
Exercisable as of December 31, 2014	6 years 2 months 12 days
Aggregate intrinsic value
Outstanding, December 31, 2014	$ 20,450	$ 39,546	239,400	126,884
Vested and expected to vest at December 31, 2014	20,450
Exercisable as of December 31, 2014	$ 18,225